Leases - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease agreement period description.	leased office and store premises under operating lease agreements for the periods from 2021 to 2025
Long-term finance lease liability	¥ 0
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term borrowings
Operating lease expense		¥ 87,681,000	¥ 83,093,000